TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1998
                                   (UNAUDITED)

                              TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1998
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets, Liabilities and Partners' Capital....................    1
Statement of Operations...................................................    2
Statement of Changes in Partners' Capital - Net Assets....................    3
Notes to Financial Statements.............................................    4
Schedule of Portfolio Investments.........................................   12

TROON PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES, AND PARTNERS' CAPITAL (IN THOUSANDS)
================================================================================
                                                                   JUNE 30, 1998
                                                                    (UNAUDITED)

ASSETS

Investments in securities, at market (identified cost-$120,260)        $176,768
Due from broker                                                             951
Dividends receivable                                                         11
Organizational costs (net of accumulated amortization of $64)               172
Other assets                                                                  8
                                                                       --------
   TOTAL ASSETS                                                         177,910
                                                                       --------

LIABILITIES

Loan payable                                                              2,969
Loan interest payable                                                         9
Management fee payable                                                      125
Accrued expenses                                                            196
                                                                       --------
   TOTAL LIABILITIES                                                      3,299
                                                                       --------

      NET ASSETS                                                       $174,611
                                                                       ========

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                            $118,603
Accumulated net investment loss                                            (950)
Accumulated net realized gain on investments                                450
Accumulated net unrealized appreciation on investments                   56,508
                                                                       --------
   PARTNERS' CAPITAL - NET ASSETS                                      $174,611
                                                                       ========

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
================================================================================
                                                                     SIX MONTHS
                                                                       ENDED
                                                                   JUNE 30, 1998
                                                                    (UNAUDITED)

INVESTMENT INCOME
Dividends                                                             $   450
Interest                                                                   29
                                                                      -------
                                                                          479
                                                                      -------
EXPENSES
   OPERATING EXPENSES:
      Management fee                                                      660
      Professional fees                                                   129
      Administration fees                                                  97
      Custodian fees                                                       50
      Amortization of organizational costs                                 23
      Insurance expense                                                    17
      Individual General Partners' fees and expenses                       11
      Miscellaneous                                                        14
                                                                      -------
                                                                        1,001
   INTEREST EXPENSE                                                        83
                                                                      -------
      TOTAL EXPENSES                                                    1,084
                                                                      -------
      NET INVESTMENT LOSS                                                (605)
                                                                      -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   REALIZED GAIN (LOSS) ON INVESTMENTS:
      Investment securities                                             3,137
      Purchased options                                                (3,000)
      Written options                                                      24
      Short sales                                                         (76)
                                                                      -------
   NET REALIZED GAIN ON INVESTMENTS                                        85
                                                                      -------
   NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                28,329
                                                                      -------
      NET REALIZED AND UNREALIZED GAIN                                 28,414
                                                                      -------
         INCREASE IN PARTNERS' CAPITAL DERIVED FROM
           INVESTMENT ACTIVITIES                                      $27,809
                                                                      =======

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
================================================================================
                                                                 PERIOD FROM
                                                SIX MONTHS    FEBRUARY 27, 1997
                                                   ENDED      (COMMENCEMENT OF
                                               JUNE 30, 1998   OPERATIONS) TO
                                                (UNAUDITED)   DECEMBER 31, 1997

FROM INVESTMENT ACTIVITIES

   Net investment loss                            $  (605)         $  (345)
   Net realized gain on investments                    85              365
   Net change in unrealized appreciation
      on investments                               28,329           28,179
                                                 --------         --------
      INCREASE IN PARTNERS' CAPITAL
         DERIVED FROM INVESTMENT
         ACTIVITIES                                27,809           28,199

PARTNERS' CAPITAL TRANSACTIONS

   Capital contributions                           47,055           77,250
   Syndication costs                                    0              (50)
   Capital withdrawals - General Partner           (2,895)               0
   Capital withdrawals - Limited Partners          (2,757)               0
                                                 --------         --------
      INCREASE IN PARTNERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                 41,403           77,200

      PARTNERS' CAPITAL AT BEGINNING OF PERIOD    105,399                0
                                                 --------         --------
      PARTNERS' CAPITAL AT END OF PERIOD         $174,611         $105,399
                                                 ========         ========


The accompanying notes are an integral part of these financial statements

TROON PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1998 (UNAUDITED)
================================================================================

   1.    ORGANIZATION

         Troon Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Limited Partnership Agreement (the "Agreement"), dated December 19, 1996, as amended October 29, 1997. The Partnership's investment objective is to seek long-term capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         There are four "Individual General Partners" and a "Manager." The Manager is Troon Management, L.L.C. which is a joint venture between CIBC Oppenheimer Corp. ("CIBC Opco") and Mark Asset Management Corporation ("MAMC"). Investment professionals at MAMC manage the Partnership's investment portfolio on behalf of the Manager under CIBC Opco's supervision.

         The acceptance of initial and additional contributions is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

   2.    SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

TROON PARTNERS, L.P.

================================================================================

         A.   PORTFOLIO VALUATION

              Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

              Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

              Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

              All  assets  and  liabilities   initially   expressed  in  foreign
              currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

TROON PARTNERS, L.P.

================================================================================

              On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         B.   PARTNERSHIP EXPENSES

              The expenses incurred by the Partnership in connection with its organization are being amortized over a 60 month period beginning with the commencement of operations, February 27, 1997.

         C.   INCOME TAXES

              No federal, state or local income taxes will be provided on the profits of the Partnership since the partners are individually liable for their share of the Partnership's income.

   3.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC Opco provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC Opco a monthly management fee of 0.08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the six months ended June 30, 1998, CIBC Opco earned $8,698 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior

TROON PARTNERS, L.P.

================================================================================

         period. For the six months ended June 30, 1998, Incentive Allocations to the General Partner were $7,118,209.

         Each Independent Individual General Partner, who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fees from the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 1998, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $19,813.

         Morgan Stanley Trust Company serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership,   and  in  that  capacity  provides  certain   accounting,
         recordkeeping, tax and investor related services.

   4.    SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 1998, amounted to $82,288,873 and $46,622,378, respectively.

         At June 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 1998, accumulated net unrealized appreciation on investments was $56,507,312, consisting of $59,512,231 gross unrealized appreciation and $3,004,919 gross unrealized depreciation.

         Due from broker primarily represents receivables and payables from unsettled security trades.

   5.    SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to

TROON PARTNERS, L.P.

================================================================================

         satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. As of June 30, 1998, the Partnership had outstanding margin borrowings of $2,969,205. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 1998, the average daily amount of such borrowings was $2,429,346.

   6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         Securities sold, not yet purchased represent obligations of the Partnership to deliver the specified security and thereby creates a liability to purchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount recognized in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

TROON PARTNERS, L.P.

================================================================================

         Transactions in purchased options were as follows:

                                               CALL OPTIONS                 INDEX  AND PUT  OPTIONS
                                      -----------------------------      ----------------------------
                                         NUMBER                            NUMBER
                                      OF CONTRACTS          COST         OF CONTRACTS         COST
                                      ------------     ------------      ------------     -----------
         Beginning balance                 1,110       $  1,311,665            656        $   566,887
         Options purchased                19,502         19,156,071         16,620          9,037,098
         Options closed                  (17,619)       (18,112,314)        (14,988)       (8,534,158)
         Expired options                      0                   0          (1,408)         (481,307)
                                         -------       ------------         -------       -----------
         Options outstanding at
           June 30, 1998                   2,993       $  2,355,422             880       $   588,520
                                         =======       ============         =======       ===========

         Transactions in written options were as follows:

                                                 CALL OPTIONS
                                         -----------------------------
                                            NUMBER           AMOUNT OF
                                         OF CONTRACTS         PREMIUM
                                         ------------        ---------
         Beginning balance                       0            $      0
         Options written                        88              90,595
         Options closed                        (88)            (90,595)
         Expired options                         0                   0
                                               ---            --------
         Options outstanding at
           June 30, 1998                         0            $      0
                                               ===            ========

TROON PARTNERS, L.P.

================================================================================

   7.    FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                       NET GAINS / (LOSSES)
                                                     FOR THE SIX MONTHS ENDED
                                                           JUNE 30, 1998
                                                     ------------------------
           Equity securities                               $32,109,947
           Equity options                                   (1,706,057)
           Equity index options                             (2,014,614)
           Written options                                      24,268
                                                           -----------
                                                           $28,413,544
                                                           ===========

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                         AVERAGE MARKET VALUE
                                     MARKET VALUE AT   FOR THE SIX MONTHS ENDED
                                      JUNE 30, 1998         JUNE 30, 1998
                                     ---------------   ------------------------
        ASSETS:
           Equity options               $2,348,950           $2,176,409
           Equity index options             57,520              123,949

         Average market values presented above are based upon month-end market value during the six months ended June 30, 1998.

TROON PARTNERS, L.P.

================================================================================

   8.    SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                              FEBRUARY 27, 1997
                                                               (COMMENCEMENT OF
                                          SIX MONTHS ENDED     OPERATIONS) TO
                                            JUNE 30, 1998     DECEMBER 31, 1997
                                          ----------------    -----------------
        Ratio of net investment loss
           to average net assets*              (0.76%)             (0.49%)
        Ratio of operating expenses
           to average net assets*               1.26%               1.73%
        Ratio of interest expense
           to average net assets*               0.11%               0.07%
        Portfolio turnover rate                33.62%              58.73%
        Average commission rate paid**       $0.0634             $0.0566
        Total return***                        22.30%              37.60%
        Average debt ratio                      1.52%               1.06%


         *    Annualized.
         ** Average commission rate paid on purchases and sales of investment securities held long.
         *** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
================================================================================
                                                                  JUNE 30, 1998
SHARES                                                             MARKET VALUE

             COMMON STOCKS - 97.84%
                AGRICULTURAL BIOTECH - 1.73%
  54,058          Monsanto Co.                                     $ 3,020,491
                                                                   -----------
                APPLICATIONS SOFTWARE - 1.22%
  34,681          Intuit, Inc.*                                      2,124,211
                                                                   -----------
                BROADCASTING SERVICE/PROGRAMMING - 7.31%
   9,524          Grupo Televisa S.A. - Sponsored GDR*                 358,340
  84,734          TCI Satellite Entertainment, Inc., Class A*          497,812
 293,481          Tele-Communications, Inc.,
                     Liberty Media Group, Series A*                 11,390,878
  13,259          United Video Satellite Group, Inc.*                  525,388
                                                                   -----------
                                                                    12,772,418
                                                                   -----------
                BUILDING - RESIDENTIAL/COMMERCIAL - 0.99%
  58,791          Lennar Corp.                                       1,734,334
                                                                   -----------
                CABLE TV - 13.48%
  59,458          Cablevision Systems Corp., Class A*                4,964,743
  84,558          Comcast Corp., Class A                             3,361,180
 129,573          Comcast Corp., Special Class A                     5,259,886
  38,953          Comcast UK Cable Partners Ltd., Class A *            611,095
  19,595          MediaOne Group, Inc. *                               860,965
 210,933          Tele-Communications Inc.,TCI Group, Series A*      8,107,843
  15,568          TeleWest Communications PLC - Sponsored ADR *        369,740
                                                                   -----------
                                                                    23,535,452
                                                                   -----------
                CASINO HOTELS - 1.23%
  93,064          Mirage Resorts, Inc.*                              1,983,473
  11,157          Station Casinos, Inc.*                               163,874
                                                                   -----------
                                                                     2,147,347
                                                                   -----------
                CATALOG AND MAIL ORDER HOUSES - 2.87%
 199,746          USA Networks, Inc.*                                5,018,618
                                                                   -----------
                CELLULAR TELECOMMUNICATIONS - 0.16%
  10,591          CoreComm, Inc.*                                      278,014
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

================================================================================
                                                                  JUNE 30, 1998
SHARES                                                             MARKET VALUE

             COMMON STOCKS - (CONTINUED)
                COMMERCIAL SERVICES - 1.61%
  88,847         Cendant Corp.*                                     $ 1,821,363
  22,250         Iron Mountain, Inc.*                                   995,687
                                                                    -----------
                                                                      2,817,050
                                                                    -----------
               COMMERCIAL SERVICES - FINANCE - 0.51%
  52,566         Crescent Operating, Inc.*                              893,622
                                                                    -----------
               COMMUNICATIONS SOFTWARE - 0.08%
  11,394         General Magic, Inc.*                                   140,294
                                                                    -----------
               COMPUTER SOFTWARE - 8.71%
 100,717         Microsoft Corp.*                                    10,915,205
  18,992         SAP AG - Sponsored ADR                               4,292,059
                                                                    -----------
                                                                     15,207,264
                                                                    -----------
               COMPUTERS - MICRO - 5.40%
 101,529         Dell Computer Corp.*(a)                              9,423,211
                                                                    -----------
               DIVERSIFIED MANUFACTURING OPERATIONS - 2.81%
 154,677         CBS Corp.*                                           4,910,995
                                                                    -----------
               FINANCE - CREDIT CARDS - 2.54%
  38,956         American Express Co.                                 4,431,245
                                                                    -----------
               FINANCIAL GUARANTEE INSURANCE - 1.93%
  59,202         MGIC Investment Corp.                                3,378,244
                                                                    -----------
               HOTELS & MOTELS - 1.95%
 191,194         Host Marriott Corp.*                                 3,405,739
                                                                    -----------
               INTERNET CONTENT - 1.53%
  56,385         At Home Corp., Series A*                             2,667,744
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

================================================================================

                                                                  JUNE 30, 1998
SHARES                                                             MARKET VALUE

             COMMON STOCKS - (CONTINUED)
                INTERNET SOFTWARE - 1.83%
   3,191          Infoseek Corporation *                            $   114,477
  19,609          Yahoo!, Inc.*                                       3,088,418
                                                                    -----------
                                                                      3,202,895
                                                                    -----------
                INVESTMENT COMPANIES - 1.94%
 168,373          Tele-Communications, Inc.,
                     TCI Ventures Group, Series A                     3,378,068
                                                                    -----------
                LEISURE & RECREATION/GAMING - 1.70%
  102,495          AMF Bowling, Inc.*                                  2,972,355
                                                                    -----------
                MEDICAL-BIOMEDICAL/GENE - 0.01%
     177          EntreMed, Inc.*                                         5,885
                                                                    -----------
                MONEY CENTER BANKS - 0.42%
   8,563          BankAmerica Corp.                                     740,700
                                                                    -----------
                MULTI-LINE INSURANCE - 0.30%
   8,664          Travelers Group, Inc.                                 525,255
                                                                    -----------
                MULTIMEDIA - 7.41%
 131,852          Cox Communications, Inc., Class A*                  6,386,647
 106,994          News Corp., Ltd. - Sponsored ADR                    3,437,182
  34,755          Time Warner, Inc.                                   2,969,398
   1,409          The Walt Disney Co.                                   148,034
                                                                    -----------
                                                                     12,941,261
                                                                    -----------
                MUSIC CLUBS - 2.95%
 112,169          SFX Entertainment, Inc., Class A*                   5,145,753
                                                                    -----------
                OFFICE FURNISHINGS - 0.29%
  19,631          Steelcase, Inc., Class A                              510,406
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

================================================================================

                                                                  JUNE 30, 1998
SHARES                                                             MARKET VALUE
              COMMON STOCKS - (CONTINUED)
                OIL & GAS DRILLING - 0.08%
   3,570          Ensco International, Inc.                         $    62,475
   3,570          Rowan Companies, Inc. *                                69,394
                                                                    -----------
                                                                        131,869
                                                                    -----------
                OIL COMPANIES - EXPLORATION &
                  PRODUCTION - 1.07%
  77,981          Pioneer Natural Resources, Co.                      1,861,796
                                                                    -----------
                RADIO - 1.79%
  28,617          Clear Channel Communications, Inc.*                 3,122,830
                                                                    -----------
                REAL ESTATE INVESTMENT/MANAGEMENT - 0.48%
  38,676          Trizec Hahn Corp.                                     829,136
                                                                    -----------
                REAL ESTATE INVESTMENT TRUST -
                  HOTEL/RESTAURANT - 3.35%
  121,200          Starwood Hotels & Resorts Trust                    5,855,536
                                                                    -----------
                REAL ESTATE INVESTMENT TRUST -
                  OFFICE PROPERTY - 5.70%
 143,739          Boston Properties, Inc.                             4,887,126
 150,512          Crescent Real Estate Equities Company               5,060,966
                                                                    -----------
                                                                      9,948,092
                                                                    -----------
                REAL ESTATE INVESTMENT TRUST -
                  SHOPPING CENTERS - 3.47%
 152,742          Vornado Realty Trust                                6,062,024
                                                                    -----------
                RETAIL - INTERNET - 1.90%
  33,274          Amazon.com, Inc.*                                   3,319,082
                                                                    -----------
                RETAIL - RESTAURANTS - 2.52%
  63,772          McDonald's Corp.                                    4,400,268
                                                                    -----------
                SATELLITE TELECOMMUNICATIONS - 1.61%
  71,312          Globalstar Telecommunications Ltd.*                 1,925,424
  31,141          Loral Space and Communications Ltd.*                  879,733
                                                                    -----------
                                                                      2,805,157
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

================================================================================

                                                                  JUNE 30, 1998
SHARES                                                             MARKET VALUE
            COMMON STOCKS - (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT - 1.03%
  66,000         General Instrument Corp.*                          $  1,794,408
                                                                    ------------
               TELECOMMUNICATIONS SERVICES - 1.11%
  36,256         NTL Inc.*                                             1,939,696
                                                                    ------------
               TELEPHONE - LONG DISTANCE - 0.82%
  29,642         WorldCom, Inc.*                                       1,435,799
                                                                    ------------
                 TOTAL COMMON STOCKS (COST $114,955,741)             170,834,564
                                                                    ============
            PREFERRED STOCKS - 2.02%
               MULTIMEDIA - 2.00%
 123,552         News Corp. Ltd. - Sponsored ADR Preferred             3,490,344
                                                                    ------------
               RADIO - 0.02%
   1,964         TCI Music, Inc., CV Preferred, Class A*                  36,334
                                                                    ------------
                 TOTAL PREFERRED STOCKS (COST $2,360,717)              3,526,678
                                                                    ============

  NUMBER OF
  CONTRACTS

            CALL OPTIONS - 1.32%
               AGRICULTURAL BIOTECH- 0.05%
     160         Monsanto Co., 07/18/98, $50.00                           92,000
                                                                    ------------
               BEVERAGES-NON-ALCOHOLIC - 0.01%
      88         Coca-Cola Femsa S.A.-Ser L, 07/18/98, $ 16.625            7,700
                                                                    ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

================================================================================

  NUMBER OF                                                        JUNE 30, 1998
  CONTRACTS                                                        MARKET VALUE

            CALL OPTIONS - (CONTINUED)
               BROADCASTING SERVICE/PROGRAMMING - 0.12%
     272         Grupo Televisa S.A.-
                   Sponsored GDR, 07/18/98, $30.00                   $  204,000
                                                                     ----------
               CABLE TV - 0.10%
     440         Tele-Communications Inc. TCI Group,
                   08/22/98, $35.00                                     170,500
                                                                     ----------
               COMMERCIAL SERVICES - 0.09%
     220         Cendant Corporation, 08/22/98, $15.00                  132,000
     132         Cendant Corporation, 08/22/98, $20.00                   31,350
                                                                     ----------
                                                                        163,350
                                                                     ----------
               INTERNET SOFTWARE - 0.08%
     160         Netscape Communications Corp.,
                   07/18/98, $20.00                                     130,000
                                                                     ----------
               MULTIMEDIA - 0.11%
      88         The Walt Disney Co., 07/18/98, $100.00                  63,800
     160         Viacom, Inc., Class B, 07/18/98, $50.00                136,000
                                                                     ----------
                                                                        199,800
                                                                     ----------
               REAL ESTATE INVESTMENT TRUST -
                 HOTEL/RESTAURANT - 0.18%
     300         Starwood Hotels & Resorts Trusts,
                   08/22/98, $40.00                                     255,000
     136         Starwood Hotels & Resorts Trusts,
                   08/22/98, $45.00                                      59,500
                                                                     ----------
                                                                        314,500
                                                                     ----------
               TELEPHONE - LONG DISTANCE - 0.58%
     160         AT&T Corporation, 08/22/98, $50.00                     130,000
     597         MCI Communications Corp., 07/18/98, $45.00             776,100
      80         WorldCom, Inc. 07/18/98, $35.00                        109,000
                                                                     ----------
                                                                      1,015,100
                                                                     ----------
                      TOTAL CALL OPTIONS (COST $2,355,422)            2,296,950
                                                                     ==========
              PUT OPTIONS - 0.06%
                COMPUTERS - MICRO - 0.03%
      80         Sun Microsystems, Inc., 07/18/98, $50.00                52,000
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

================================================================================

    NUMBER OF                                                     JUNE 30, 1998
    CONTRACTS                                                      MARKET VALUE

           PUT OPTIONS - (CONTINUED)
               STOCK INDEX - 0.03%
     400       S&P 100 Index, 07/18/98, $500.00                     $    25,000
     400       S&P 100 Index, 07/18/98, $510.00                          32,520
                                                                   ------------
                                                                         57,520
                                                                   ------------
               TOTAL PUT OPTIONS (COST $588,520)                        109,520
                                                                   ============
               TOTAL INVESTMENTS (COST $120,260,400)**-101.24%      176,767,712
                                                                   ============
               OTHER ASSETS, LESS LIABILITIES - (1.24%)              (2,156,417)
                                                                   ------------
               NET ASSETS - 100.00%                                $174,611,295
                                                                   ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for borrowings.
*   Non-income Producing Security
**  Also cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.